Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of income before income taxes
	Year Ended December 31,
	2021	2020
	(in thousands)
United States	(144,811)	(137,431)
Foreign	197	133
Total	$(144,614)	$(137,298)

Schedule of provision for income taxes
	Year Ended December 31,
	2021	2020
	(in thousands)
Provision (benefit) for income taxes:
Current:
Federal	$—	$—
State	—	—
Foreign	52	38
Total current	52	38
Deferred:
Federal	—	—
State	—	—
Foreign	—	—
Total deferred	—	—
Provision (benefit) for income taxes:	52	38

Schedule of federal statutory income tax rate
	Year Ended December 31,
	2021	2020
Income Tax Expense at Federal Statutory Rate	21.0%	21.0%
Permanent items	(1.87)%	0.00%
State taxes, net of federal tax effect	1.85%	0.0%
Book income not subject to tax	(3.63)%	(21.03)%
Change in Valuation Allowance	(17.39)%	0.00%
Other permanent differences	0.0%	0.00%
Effective income tax rate	(0.04)%	(0.03)%

Schedule of deferred tax assets and liabilities
	Year Ended December 31,
	2021	2020
	(in thousands)
Deferred tax assets, net
Net operating loss carryforwards	$8,657	$1,861
Stock Compensation	384	—
Basis in underlying investments	65,810	—
Gross deferred tax assets	$74,850	$1,861
Valuation allowance	(74,850)	(1,861)
Deferred tax assets, net of valuation allowance	—	—
Deferred tax liabilities	—	—
Total deferred tax liabilities	—	—
Total net deferred tax (liability) asset	$—	$—